Current and Deferred taxes (Details 3) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Debt instruments at FVOCI	$ 8,074	$ 1,166
Cash flow hedges	10,918	65
Total deferred tax assets recognised through other comprehensive income	18,992	1,231
Deferred tax liabilities
Available for sale investments
Debt instruments at FVOCI	(15,830)	(2,976)
Cash flow hedges		(2,711)
Total deferred tax liabilities recognised through other comprehensive income	(15,830)	(5,687)
Net deferred tax balances in equity	3,162	(4,456)
Deferred taxes in equity attributable to shareholders of the Bank	3,444	(4,102)
Deferred tax in equity attributable to non-controlling interests	$ (282)	$ (354)